Consolidated Statements of Changes in Shareholders’ Equity - USD ($) $ in Thousands		Ordinary Shares Class A		Ordinary Shares Class B		Additional paid-in capital	Statutory surplus reserves	Retained Earnings	Accumulated other comprehensive loss	Total Lichen International Ltd shareholders’ equity	Non- controlling interests	Total
Balance (in Shares) at Dec. 31, 2022	[1]	67,500		45,000
Balance at Dec. 31, 2022		$ 1	[1]		[1],[2]	$ 1,487	$ 789	$ 40,832	$ (2,000)	$ 41,109	$ 0	$ 41,109
Net income (loss)								8,338		8,338		8,338
Net Proceeds from the initial public offering (in Shares)	[1]	20,000
Net Proceeds from the initial public offering			[1],[2]		[1]	13,406				13,406		13,406
Appropriation of for statutory reserve							948	(948)
Foreign currency translation adjustments									(1,433)	(1,433)		(1,433)
Balance (in Shares) at Dec. 31, 2023		87,500	[1]	45,000
Balance at Dec. 31, 2023		$ 1	[1]		[2]	14,893	1,737	48,222	(3,433)	61,420	0	61,420
Net income (loss)								(6,139)		(6,139)	19	(6,120)
Ordinary shares issue for cash (in Shares)	[1]	351,900
Ordinary shares issue for cash		$ 3	[1]		[1]	15,049				15,052		15,052
Share based compensation (Note 15) (in Shares)	[1]	10,100
Share based compensation (Note 15)			[1],[2]		[1]	3,413				3,413		3,413
Business acquisition											2,364	2,364
Foreign currency translation adjustments					[1]				(564)	(564)		(564)
Balance (in Shares) at Dec. 31, 2024	[1]	449,500		45,000
Balance at Dec. 31, 2024		$ 4	[1]	$ 0	[1],[2]	33,355	1,737	42,083	(3,997)	73,182	2,383	75,565
Net income (loss)								(21,962)		(21,962)	175	(21,787)
Ordinary shares issue for cash (in Shares)	[1]	15,712,500
Ordinary shares issue for cash		$ 126	[1]			20,317				20,443		20,443
Business acquisition						(2,734)				(2,734)	(2,558)	(5,292)
Issuance of shares due to roundup of fractional shares in share consolidation	[1]
Issuance of shares due to roundup of fractional shares in share consolidation (in Shares)	[1]	54,825
Ordinary shares issue for debt settlement			[1]	$ 1		313				314		314
Ordinary shares issue for debt settlement (in Shares)			[1]	65,000
Foreign currency translation adjustments					[1]				1,307	1,307		1,307
Balance (in Shares) at Dec. 31, 2025		16,216,825	[1]	110,000
Balance at Dec. 31, 2025		$ 130	[1]	$ 1	[2]	$ 51,251	$ 1,737	$ 20,121	$ (2,690)	$ 70,550	$ 0	$ 70,550

[1]	On March 3, 2025, the Company consolidated (each a “Share”) its common shares on the basis of 200 pre-consolidation Shares for one (1) post-consolidation share, which was approved by the Board on February 10, 2025. Share amounts have been retrospectively restated to reflect the post-consolidation number of shares.
[2]	Represents amount less than $1,000.